Document and Entity Information	Feb. 08, 2022
Document And Entity Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Feb. 08, 2022
Entity Registrant Name	QUANERGY SYSTEMS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39222
Entity Tax Identification Number	88-0535845
Entity Address, Address Line One	433 Lakeside Drive
Entity Address, City or Town	Sunnyvale
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94085
City Area Code	408
Local Phone Number	245-9500
Entity Information, Former Legal or Registered Name	CITIC Capital Acquisition Corp.
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	On February 8, 2022, Quanergy Systems, Inc., a Delaware corporation (the “Company”) (f/k/a CITIC Capital Acquisition Corp. (“CCAC”)), filed a Current Report on Form 8-K (the “Original Report”) to report the Closing and related matters under Items 1.01, 2.01, 3.02, 4.01, 5.01, 5.02, 5.06 and 9.01 of Form 8-K. Due to the large number of events to be reported under the specified items of Form 8-K, this Amendment No. 1 to Form 8-K (this “Amendment No. 1”) is being filed to amend the Original Report to include additional matters related to the Business Combination under Items 3.03, 5.03, 5.05, 7.01 and 9.01 of Form 8-K.Capitalized terms used herein by not defined herein have the meanings given to such terms in the Original Report.
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0001794621
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address, Address Line One	28/F CITIC Tower
Entity Address, Address Line Two	1 Tim Mei Avenue
Entity Address, Address Line Three	Central
Entity Address, City or Town	Hong Kong
Entity Address, Country	HK
Common Stock [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	QNGY
Security Exchange Name	NYSE
Warrant [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 per share
Trading Symbol	QNGY WS
Security Exchange Name	NYSE